Share-based Compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based Compensation
(17)	SHARE-BASED COMPENSATION

2005 Share incentive plan

In April 2005, the Company adopted a share incentive plan (the “2005 Plan”), pursuant to which the Company is authorized to issue options to officers, employees, directors and consultants of the Group to purchase up to 2,894,000 of its common shares. In October 2007, the Company’s board of directors approved an increase in the number of shares reserved for issuance under the 2005 Plan to 3,310,300 shares. The 2005 Plan expired in April 2015. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2005 Plan).

2008 Share incentive plan

On January 7, 2008, the Company adopted a share incentive plan (the “2008 Plan”), pursuant to which the Company is authorized to issue options and other share-based awards to officers, employees, directors and consultants of the Group to purchase up to 336,307 of its common shares, plus, unless the board of directors determines a lesser amount, an annual increase on January 1 of each calendar year beginning in 2009 equal to the lesser of 1) one percent of the number of shares issued and outstanding on December 31 of the immediately preceding calendar year, and 2) 336,307 shares (the “replenish terms”). The 2008 Plan expires in ten years. Options awards provide for accelerated vesting if there is a change in control (as defined in the 2008 Plan). On December 30, 2016, the Company amended the 2008 Plan to increase the number of Common Shares of the Company reserved for issuance to 5,726,763 shares and extend the plan together with the replenish terms for ten years from December 30, 2016 (the “Amendment and Restatement of 2008 Plan”). On October 26, 2018, the Company amended and restated the Amendment and Restatement of 2008 Plan to increase the number of Common Shares the Company reserved for issuance to 6,965,846 shares, extend its terms to last till October 25, 2028 and change the number of common shares automatically added to the option pool on each calendar year during its term to an amount equal to the lesser of (i) one percent of the total number of common shares issued and outstanding on December 31 of the immediately preceding calendar year, or (ii) such number of common shares as may be established by the board of directors (the “Second Amendment and Restatement of 2008 Plan”). As of December 31, 2021, 8,674,396 shares were reserved for issuance under the Second Amendment and Restatement of 2008 Plan.

Under both the 2005 Plan and 2008 Plan (including the original and both versions of the Amendment and Restatement), share options are generally granted with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the option grant. Share options are granted at an exercise price equal to or as an average over a certain number of trading days of the fair market value of the Company’s share at the date of grant and expire 10 years from the grant date, unless a shorter or longer expiration period is specified.

Under the 2008 Plan (including the original and both versions of the Amendment and Restatement), non-vested shares are generally granted with a graded vesting as to 25% at the end of each year from the grant date over 4 years, or with certain percentage vesting on the grant date or first anniversary of the grant date and the remaining portion vesting ratably over the following 36 months, unless a shorter or longer duration is established at the time of the grant.

For the graded vesting share options and non-vested shares, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards.

In January 2017, 2,700,000 non-vested shares were granted to employees and officers with a graded vesting as to 25% at the end of each year from the grant date over 4 years and 900,000 share options were granted to Company’s employees and officers, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 1.705 per common share.

In August 2017, 50,000 share options were granted to an employee, 25% of the options vest on the first anniversary of the grant date with the remaining 75% vesting evenly over the following 36 months. The exercise price of these options is USD 2.35 per common share.

In July 2018, 129,168 share options and 1,262,250 non-vested shares were cancelled in connection with the ATA Online Sale Transaction. RMB 6,753,771 compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,772,584 share options, including 1,215,114 vested share options and 557,470 non-vested share options were cancelled in accordance with the board of directors resolutions. RMB 877,321 of compensation costs were accelerated and recognized for the year ended December 31, 2018.

In November 2018, 1,452,600 share options were issued to certain employees and officers with 4 years’ service condition and annual performance targets for the year 2018, 2019, 2020 and 2021, among which 363,150 share options were granted in November 2018 and the remaining portion will be granted when the employee knows the specific performance target. As the performance condition for the year 2018 was not achieved, no compensation cost was recognized for these share options. In addition, 690,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise price of these options is USD 0.578 per common share. In addition, 800,000 non-vested shares were granted to directors, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months.

In December 2018, 1,772,584 shares were granted to employees and officers, among which 1,412,336 shares vested immediately on the grant date and the remaining shares vested for a period from January 1, 2019 to September 1, 2021.

In January and March 2019, 50,000 and 20,000 share options were granted to employees and officers, with 25% vesting on the first anniversary of the grant date and the remaining 75% vesting ratably over the following 36 months. The exercise prices of these two tranches options are USD 0.4868 and USD 0.532 per common share respectively.

In 2019, 1,698,790 share options with exercise price at USD 1.2611 per common share were issued to certain officer with service condition and specific performance target, among which 424,698 share options (the “First Tranche”) were granted on March 25, 2020 and vested on April 1, 2022. The remaining shall vest with a graded vesting as to 1/3 on each anniversary of April 1, 2022 for 3 years on the condition that specific performance target is achieved.

In November 2020, 842,000 share options with exercise price at USD 0.5697 per common share were issued to certain employees with service condition and specific performance target, among which 181,750 share options (the “First Tranche-A”) were granted on April 15, 2021 and the remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award. As of the annual report date, 46,050 share options among the First Tranche-A has met the performance condition set forth in the grant agreements and shall vest on June 30, 2022.

In November 2020, 310,000 restricted shares were issued to certain employees with service condition and specific performance target, among which 77,500 shares (the “First Tranche-B”) were granted on April 15, 2021 and the remaining portion will be granted when the specific performance target is established and there is mutual understanding of the terms of the award.  As of the annual report date, 16,000 shares among the First Tranche-B has met the performance condition set forth in the grant agreements and shall vest on June 30, 2022.

Other than the restricted shares issued in November 2020, the restricted shares were awarded with non-forfeitable dividend rights before vesting.

A summary of the share options activities for years ended December 31, 2019, 2020 and 2021:

		Weighted	Weighted	Aggregate
		average	remaining	Intrinsic
	Number of	exercise	contractual	Value
	shares	USD	years	USD
Outstanding as of December 31, 2018	1,142,212	0.67
Granted	70,000	0.50
Exercised	—	—
Forfeited	(809,712)	0.61
Cancelled	—	—
Expired	—	—
Outstanding as of December 31, 2019	402,500	0.75
Granted	424,698	1.26
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Expired	—	—
Outstanding as of December 31, 2020	827,198	1.01
Granted	181,750	0.57
Exercised	(62,416)	0.58
Forfeited	(135,700)	0.57
Cancelled	—	—
Expired	—	—
Outstanding as of December 31, 2021	810,832	1.02
Vested and expected to vest as of December 31, 2021	810,832	1.02	7.23	58
Exercisable as of December 31, 2021	260,500	0.85	6.44	38

The aggregate intrinsic value of options outstanding and exercisable at December 31, 2021, was determined based on the closing price of the Company’s common shares on December 31, 2021.

Information relating to options outstanding and exercisable as of December 31, 2021 is as follows:

Options outstanding as of December 31, 2021			Options exercisable as of December 31, 2021
	Exercise	Remaining		Exercise	Remaining
Number of	Price	Contractual	Number	Price	Contractual
Shares	per Share	Life	of Shares	per Share	Life
	USD	Years		USD	Years
62,500	1.71	5.05	62,500	1.71	5.05
259,584	0.58	6.85	186,250	0.58	6.85
18,000	0.53	7.21	11,750	0.53	7.21
424,698	1.26	7.60	—	—	—
46,050	0.57	9.01	—	—	—
810,832	1.02	7.23	260,500	0.85	6.44

The Company calculated the fair value of the share options on the grant date, for the years ended December 31, 2019, 2020 and 2021, using the Black-Scholes-Merton pricing valuation model. The assumptions used in the valuation model are summarized as follows:

	Year Ended December 31,
	2019	2020	2021
Expected dividend yield	0%	0%	0%
Expected volatility	55%/54%	57%	70%
Expected term	6.08	6.04	5.40
Risk-free interest rate (per annum)	2.53%/2.45%	0.67%	0.90%

The expected volatility was based on the historical volatilities of the Company. The expected term was related to the period of time the options are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the United States treasury yield curve in effect at the time of grant.

Compensation expense recognized for non-vested share options for the year ended December 31, 2019, 2020 and 2021 is allocated to the following expense items:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	—	—	62,224
Research and development	68,016	—	6,944
Sales and marketing	—	—	6,806
General and administrative	345,991	316,815	476,435
Total share-based compensation expense	414,007	316,815	552,409

As of December 31, 2021, RMB 168,295 of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average period of approximately 0.56 years.

Non-vested shares

A summary of the non-vested shares activities for the year ended December 31, 2019, 2020 and 2021 is presented below:

		Weighted average
	Number	grant date
	of shares	fair value
		USD
Outstanding at December 31, 2018	1,795,498	0.951
Granted	—	—
Vested	(693,362)	0.885
Forfeited	—	—
Cancelled	—	—
Outstanding at December 31, 2019	1,102,136	0.933
Granted	—	—
Vested	(484,678)	1.043
Forfeited	(14,370)	0.907
Cancelled	—	—
Outstanding at December 31, 2020	603,088	0.955
Granted	77,500	1.545
Vested	(419,752)	1.112
Forfeited	(61,500)	1.545
Cancelled	—	—
Outstanding at December 31, 2021	199,336	0.671

The total fair value of shares vested during the years ended December 31, 2019, 2020 and 2021 was USD 461,309, USD 318,038 and USD 422,516 respectively.

Upon vesting of the non-vested shares, the Company withholds shares issued to the employees to meet the relevant minimum tax withholding requirements. For the years ended December 31, 2019, 2020 and 2021, the Company withheld 28,456, 12,292 and 13,464 vested shares upon vesting of the non-vested shares to satisfy the minimum tax withholding obligation. Compensation expense recognized for non-vested shares for the years ended December 31, 2019, 2020 and 2021 is allocated to the following expense items:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	—	—	27,806
Research and development	367,313	74,861	3,692
Sales and marketing	—	—	11,741
General and administrative	4,028,134	1,385,107	444,324
Total share-based compensation expense	4,395,447	1,459,968	487,563

As of December 31, 2021, RMB 156,924 of total unrecognized compensation expense related to non-vested shares is expected to be recognized over a weighted average period of approximately 0.74 years.